March 11, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Variable Life Account I
EDGAR CIK No. 0000742277; File No. 811-3989
Northwestern Mutual Variable Life Account II
EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account and Northwestern Mutual Life Account II (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ annual report for the period ending December 31, 2009 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	3/10/2010	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	2/26/2010	811-07205
Russell Investment Funds	0000824036	3/10/2010	811-05371

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

In addition, performance summaries and financial statements for the Accounts are filed herewith. This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney
Barbara Courtney Director – Mutual Fund Accounting

The Northwestern Mutual Life Insurance Company

VariableLife

Northwestern Mutual
Variable Life Account

Northwestern Mutual
Variable Life Account II

December 31, 2009

Annual Reports

Optimized to contain one or more of the following:*

- Northwestern Mutual Series Fund, Inc.
- Fidelity® VIP Mid Cap Portfolio
- Russell Investment Funds

*See Table of Contents for more information and a list of Prospectus supplements and shareholder notices included herein.

Important Notice Regarding Delivery of Policyowner Documents.

Northwestern Mutual®

90-1899 (0786) (REV 0110)

The Northwestern Mutual Life Insurance Company (Northwestern Mutual)

How To Get More Information

Northwestern Mutual Express:

1-800-519-4665

Get up-to-date information about your policy at your convenience with your policy number and your Personal Identification Number (PIN). Call toll-free to review policy values, fund performance information, and request a change to the allocations of your existing assets or future premiums/dividends.

Information on the Internet:

Northwestern Mutual Financial Network
www.northwesternmutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our Web site for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online.

To sign up for this service please call 1-866-424-2609 between 7 a.m. - 6 p.m. Central Time Monday - Friday. As always, your Investment Services representative of the Northwestern Mutual Financial Network is available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife, Custom Variable Universal Life, and Variable Whole Life, please call 1-866-424-2609, between 7 a.m. - 6 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call 1-866-464-3800, between 7:30 a.m. and 5:00 p.m. Central Time Monday - Friday.

Mason Street Advisors, LLC is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc. Mason Street Advisors has engaged and oversees sub-advisers who provide day-to-day management for certain of the Series Fund Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Contents

Notice Regarding Delivery of Policyowner Documents

Performance Summaries for the Northwestern Mutual Variable Life Accounts

Northwestern Mutual Series Fund, Inc. - Annual Report

Fidelity® VIP Mid Cap Portfolio - Annual Report (This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Russell Investment Funds - Annual Report (This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Northwestern Mutual Variable Life Account Financial Statements

Northwestern Mutual Variable Life Account II Financial Statements

Prospectus Supplements

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Performance Summary    as of December 31, 2009

Variable Life—Policies Issued Before October 11, 1995

Total return (as of December 31, 2009)	Growth Stock Division	Focused Appreciation Division		Large Cap Core Stock Division	Index 500 Stock Division	Domestic Equity Division		Equity Income Division		Mid Cap Growth Stock Division(f)
1 year	36.42%	41.70%		28.63%	25.71%	28.81%		23.90%		31.37%
5 years	5.00%	29.24%		1.56%	(1.15%)	(8.70%)		(0.42%)		2.84%
Annualized	0.98%	5.26%		0.31%	(0.23%)	(1.80%)		(0.08%)		0.56%
10 years	(14.81%)	—		(18.93%)	(14.97%)	—		—		(5.13%)
Annualized	(1.59%)	—		(2.08%)	(1.61%)	—		—		(0.53%)
Since division inception in Variable Life Account(b)	—	83.30	%(c)	—	—	7.86	%(d)	40.15	%(c)	—
Annualized	—	9.51%		—	—	0.90%		5.19%		—
Current yield(e)

Variable Complife—Policies Issued Between October 11, 1995 and December 31, 2008
1 year	36.55%	41.84%		28.75%	25.83%	28.94%		24.02%		31.50%
5 years	5.52%	29.88%		2.07%	(0.66%)	(8.24%)		0.08%		3.35%
Annualized	1.08%	5.37%		0.41%	(0.13%)	(1.71%)		0.02%		0.66%
10 years	(13.95%)	—		(18.12%)	(14.11%)	—		—		(4.18%)
Annualized	(1.49%)	—		(1.98%)	(1.51%)	—		—		(0.43%)
Since division inception in Variable Life Account(b)	—	84.52	%(c)	—	—	8.77	%(d)	41.08	%(c)	—
Annualized	—	9.62%		—	—	1.00%		5.30%		—
Current yield(e)

Variable Executive Life & Variable Joint Life(a)
1 year	37.17%	42.47%		29.33%	26.40%	29.52%		24.58%		32.09%
5 years	8.08%	33.03%		4.54%	1.75%	(6.02%)		2.51%		5.86%
Annualized	1.57%	5.87%		0.89%	0.35%	(1.23%)		0.50%		1.14%
10 years	(9.19%)	—		(13.58%)	(9.35%)	—		—		1.13%
Annualized	(0.96%)	—		(1.45%)	(0.98%)	—		—		0.11%
Since division inception in Variable Life Account(b)	—	90.89	%(c)	—	—	13.71	%(d)	45.95	%(c)	—
Annualized	—	10.18%		—	—	1.54%		5.83%		—
Current yield(e)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 28, 1998 to December 31, 2008.
(b)	See the following footnotes for division inception dates.
(c)	Division inception on May 1, 2003.
(d)	Division inception on July 31, 2001.
(e)	For the seven-day period ended December 31, 2009, the Money Market Portfolio’s yield was 0.26% and was equivalent to a compound effective yield of 0.26%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.
(f)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.

Index 400 Stock Division	Mid Cap Value Division		Small Cap Growth Stock Division	Small Cap Value Division		International Growth Division		International Equity Division(f)	Money Market Division(f)	Select Bond Division	High Yield Bond Division	Balanced Division
36.25%	22.56%		30.46%	27.48%		22.49%		32.38%	0.21%	8.77%	44.60%	20.77%
13.19%	(6.29%)		(7.07%)	10.91%		3.94%		25.29%	14.36%	23.78%	26.59%	10.69%
2.51%	(1.29%)		(1.45%)	2.09%		0.78%		4.61%	2.72%	4.36%	4.83%	2.05%
70.73%	—		18.84%	—		—		42.90%	27.33%	80.07%	73.10%	21.65%
5.49%	—		1.74%	—		—		3.63%	2.45%	6.06%	5.64%	1.98%
—	46.36	%(c)	—	75.17	%(d)	36.23	%(d)	—	—	—	—	—
—	5.88%		—	6.88%		3.74%		—	—	—	—	—
									0.26%

36.39%	22.69%		30.58%	27.61%		22.61%		32.52%	0.31%	8.88%	44.74%	20.89%
13.76%	(5.82%)		(6.60%)	11.46%		4.47%		25.91%	14.93%	24.40%	27.22%	11.24%
2.61%	(1.19%)		(1.36%)	2.19%		0.88%		4.72%	2.82%	4.46%	4.93%	2.15%
72.45%	—		20.04%	—		—		44.34%	28.61%	81.88%	74.84%	22.87%
5.60%	—		1.84%	—		—		3.74%	2.55%	6.16%	5.75%	2.08%
—	47.33	%(c)	—	76.64	%(d)	37.38	%(d)	—	—	—	—	—
—	5.98%		—	6.99%		3.84%		—	—	—	—	—
									0.26%

37.00%	23.24%		31.17%	28.18%		23.16%		33.11%	0.76%	9.37%	45.39%	21.43%
16.52%	(3.54%)		(4.34%)	14.16%		7.00%		28.96%	17.72%	27.41%	30.30%	13.94%
3.10%	(0.72%)		(0.88%)	2.68%		1.36%		5.22%	3.32%	4.96%	5.44%	2.64%
82.00%	—		26.69%	—		—		52.33%	35.73%	91.95%	84.51%	29.67%
6.17%	—		2.39%	—		—		4.30%	3.10%	6.74%	6.32%	2.63%
—	52.42	%(c)	—	84.67	%(d)	43.62	%(d)	—	—	—	—	—
—	6.52%		—	7.56%		4.39%		—	—	—	—	—
									0.26%

v

Performance Summary, continued    as of December 31, 2009

Variable Life—Policies Issued Before October 11, 1995

Total return (as of December 31, 2009)	Asset Allocation Division		Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Real Estate Securities Division	Russell Core Bond Division
1 year	26.40%		38.99%	30.68%	30.68%	25.80%	28.24%	15.18%
5 years	10.99%		25.45%	1.27%	(8.00%)	9.53%	2.40%	23.11%
Annualized	2.11%		4.64%	0.25%	(1.65%)	1.84%	0.48%	4.25%
10 years	—		141.65%	(20.00%)	16.50%	(1.69%)	160.62%	69.83%
Annualized	—		9.22%	(2.21%)	1.54%	(0.17%)	10.05%	5.44%
Since division inception in Variable Life Account(b)	26.36	%(d)	—	—	—	—	—	—
Annualized	2.82%		—	—	—	—	—	—
Current yield(e)

Variable Complife—Policies Issued Between October 11, 1995 and December 31, 2008
1 year	26.52%		39.13%	30.81%	30.81%	25.92%	28.37%	15.29%
5 years	11.55%		26.08%	1.77%	(7.54%)	10.08%	2.91%	23.73%
Annualized	2.21%		4.74%	0.35%	(1.56%)	1.94%	0.58%	4.35%
10 years	—		144.09%	(19.20%)	17.68%	(0.70%)	163.25%	71.54%
Annualized	—		9.33%	(2.11%)	1.64%	(0.07%)	10.16%	5.54%
Since division inception in Variable Life Account(b)	27.43	%(d)	—	—	—	—	—	—
Annualized	2.92%		—	—	—	—	—	—
Current yield(e)

Variable Executive Life & Variable Joint Life(a)
1 year	27.09%		39.75%	31.40%	31.39%	26.49%	28.94%	15.81%
5 years	14.25%		29.13%	4.24%	(5.30%)	12.75%	5.41%	26.72%
Annualized	2.70%		5.25%	0.83%	(1.08%)	2.43%	1.06%	4.85%
10 years	—		157.61%	(14.72%)	24.20%	4.80%	177.82%	81.03%
Annualized	—		9.92%	(1.58%)	2.19%	0.47%	10.76%	6.11%
Since division inception in Variable Life Account(b)	33.22	%(d)	—	—	—	—	—	—
Annualized	3.47%		—	—	—	—	—	—
Current yield(e)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 28, 1998 to December 31, 2008.
(b)	See the following footnotes for division inception dates.
(c)	Division inception on May 1, 2003.
(d)	Division inception on July 31, 2001.
(e)	For the seven-day period ended December 31, 2009, the Money Market Portfolio’s yield was 0.26% and was equivalent to a compound effective yield of 0.26%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

Performance Summary, continued    as of December 31, 2009

Custom Variable Universal Life, Executive Variable Universal Life & Survivorship Variable Universal Life

Total return (as of December 31, 2009)	Growth Stock Division	Focused Appreciation Division		Large Cap Core Stock Division	Index 500 Stock Division	Domestic Equity Division		Equity Income Division		Mid Cap Growth Stock Division(e)
1 year	37.17%	42.47%		29.33%	26.40%	29.52%		24.58%		32.09%
5 years	8.08%	33.03%		4.54%	1.75%	(6.02%)		2.51%		5.86%
Annualized	1.57%	5.87%		0.89%	0.35%	(1.23%)		0.50%		1.14%
10 years	(9.19%)	—		(13.58%)	(9.35%)	—		—		1.13%
Annualized	(0.96%)	—		(1.45%)	(0.98%)	—		—		0.11%
Since division inception in Variable Life Account II	(10.29%)	6.70%		(15.00%)	(17.19%)	(26.11%)		(18.60%)		(8.15%)
Annualized	(3.66%)	2.25%		(5.42%)	(6.27%)	(9.86%)		(6.81%)		(2.87%)
Since portfolio inception(a)	—	90.89	%(b)	—	—	13.71	%(c)	45.95	%(b)	—
Annualized	—	10.18%		—	—	1.54%		5.83%		—
Current yield(d)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

All policies were first offered and all divisions of the Variable Life Account II began on January 31, 2007. Performance quoted for periods prior to January 31, 2007 is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.

(a)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for portfolio inception dates.
(b)	Portfolio inception on May 1, 2003.
(c)	Portfolio inception on July 31, 2001.
(d)	For the seven-day period ended December 31, 2009, the Money Market Portfolio’s yield was 0.26% and was equivalent to a compound effective yield of 0.26%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.
(e)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.

Performance Summary, continued    as of December 31, 2009

Custom Variable Universal Life, Executive Variable Universal Life & Survivorship Variable Universal Life

Total return (as of December 31, 2009)	Index 400 Stock Division	Mid Cap Value Division		Small Cap Growth Stock Division	Small Cap Value Division		International Growth Division		International Equity Division(e)	Money Market Division(e)
1 year	37.00%	23.24%		31.17%	28.18%		23.16%		33.11%	0.76%
5 years	16.52%	(3.54%)		(4.34%)	14.16%		7.00%		28.96%	17.72%
Annualized	3.10%	(0.72%)		(0.88%)	2.68%		1.36%		5.22%	3.32%
10 years	82.00%	—		26.69%	—		—		52.33%	35.73%
Annualized	6.17%	—		2.39%	—		—		4.30%	3.10%
Since division inception in Variable Life Account II	(9.04%)	(21.90%)		(21.04%)	(10.87%)		(25.94%)		(13.00%)	8.54%
Annualized	(3.20%)	(8.13%)		(7.78%)	(3.87%)		(9.79%)		(4.66%)	2.85%
Since portfolio inception(a)	—	52.42	%(b)	—	84.67	%(c)	43.62	%(c)	—	—
Annualized	—	6.52%		—	7.56%		4.39%		—	—
Current yield(d)										0.26%

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

All policies were first offered and all divisions of the Variable Life Account II began on January 31, 2007. Performance quoted for periods prior to January 31, 2007 is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.

(a)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for portfolio inception dates.
(b)	Portfolio inception on May 1, 2003.
(c)	Portfolio inception on July 31, 2001.
(d)	For the seven-day period ended December 31, 2009, the Money Market Portfolio’s yield was 0.26% and was equivalent to a compound effective yield of 0.26%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.
(e)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.

Select Bond Division	High Yield Bond Division	Balanced Division	Asset Allocation Division		Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Real Estate Securities Division	Russell Core Bond Division
9.37%	45.39%	21.43%	27.09%		39.75%	31.40%	31.39%	26.49%	28.94%	15.81%
27.41%	30.30%	13.94%	14.25%		29.13%	4.24%	(5.30%)	12.75%	5.41%	26.72%
4.96%	5.44%	2.64%	2.70%		5.25%	0.83%	(1.08%)	2.43%	1.06%	4.85%
91.95%	84.51%	29.67%	—		157.61%	(14.72%)	24.20%	4.80%	177.82%	81.03%
6.74%	6.32%	2.63%	—		9.92%	(1.58%)	2.19%	0.47%	10.76%	6.11%
20.05%	16.12%	(1.24%)	(3.87%)		(4.16%)	(15.23%)	(24.01%)	(20.48%)	(36.84%)	19.89%
6.47%	5.26%	(0.43%)	(1.35%)		(1.45%)	(5.51%)	(8.99%)	(7.56%)	(14.58%)	6.42%
—	—	—	33.22	%(c)	—	—	—	—	—	—
—	—	—	3.47%		—	—	—	—	—	—

Annual Report December 31, 2009

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account Financial Statements

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2009

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Index 500 Stock Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division
Assets:
Investments, at Value (1)(2)
Northwestern Mutual Series Fund, Inc.	$274,987	$87,842	$177,897	$655,016	$119,874	$61,570	$348,872
Fidelity Variable Insurance Products	—	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	97	—	62	135	71	3	63

Total Assets	275,084	87,842	177,959	655,151	119,945	61,573	348,935

Liabilities:
Due to Northwestern Mutual Life Insurance Company	17	14	4	33	6	1	81

Total Liabilities	17	14	4	33	6	1	81

Total Net Assets	$275,067	$87,828	$177,955	$655,118	$119,939	$61,572	$348,854

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$24,123	$6,456	$19,560	$94,789	$11,059	$5,455	$48,787
Northwestern Mutual’s Equity	685	132	612	2,385	311	124	1,405
Variable Complife Policies Issued Between October 11, 1995 and December 31, 2008 (3)
Policyowners’ Equity	217,244	69,399	137,846	485,186	90,817	48,617	272,127
Northwestern Mutual’s Equity	13,443	4,867	8,509	30,407	6,902	3,198	15,867
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (4)
Policyowners’ Equity	13,175	3,716	7,621	13,972	5,380	912	5,170
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (5)
Policyowners’ Equity	6,397	3,258	3,807	28,379	5,470	3,266	5,498

Total Net Assets	$275,067	$87,828	$177,955	$655,118	$119,939	$61,572	$348,854

(1) Investments, at cost	$276,506	$87,938	$187,942	$757,289	$157,750	$76,087	$409,661
(2) Shares Outstanding	143,521	51,551	159,548	281,002	151,548	58,471	138,222
(3) Accumulation Unit Value	$2.176678	$1.845162	$1.754516	$2.275083	$1.087659	$1.410806	$2.129518
Units Outstanding	105,981	40,249	83,416	226,626	89,844	36,727	135,240
(4) Accumulation Unit Value	$29.365924	$19.088595	$23.449551	$50.989051	$11.370681	$14.595160	$57.953082
Units Outstanding	449	195	325	274	473	63	89
(5) Accumulation Unit Value	$29.365924	$19.088595	$23.449551	$50.989051	$11.370681	$14.595160	$57.953082
Units Outstanding	218	171	162	557	481	224	95

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2009

(in thousands, except accumulation unit values)

	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division	Small Cap Value Division	International Growth Division	International Equity Division	Money Market Division
Assets:
Investments, at Value (1)(2)
Northwestern Mutual Series Fund, Inc.	$177,566	$31,820	$166,347	$122,194	$76,751	$489,465	$188,761
Fidelity Variable Insurance Products	—	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	7	10	—	12	1	32

Total Assets	177,566	31,827	166,357	122,194	76,763	489,466	188,793

Liabilities:
Due to Northwestern Mutual Life Insurance Company	21	2	15	144	2	221	45

Total Liabilities	21	2	15	144	2	221	45

Total Net Assets	$177,545	$31,825	$166,342	$122,050	$76,761	$489,245	$188,748

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$8,970	$2,416	$7,679	$9,388	$4,331	$61,292	$11,267
Northwestern Mutual’s Equity	193	55	199	219	108	1,466	263
Variable Complife Policies Issued Between October 11, 1995 and December 31, 2008 (3)
Policyowners’ Equity	145,426	25,390	139,549	96,266	60,323	375,392	137,917
Northwestern Mutual’s Equity	9,371	1,935	9,626	6,884	4,614	23,396	11,491
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,921	569	3,220	3,811	3,309	14,416	18,858
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (5)
Policyowners’ Equity	5,664	1,460	6,069	5,482	4,076	13,283	8,952

Total Net Assets	$177,545	$31,825	$166,342	$122,050	$76,761	$489,245	$188,748

(1) Investments, at cost	$191,934	$44,007	$218,768	$130,506	$106,740	$484,060	$188,761
(2) Shares Outstanding	150,480	32,370	116,981	87,406	73,166	295,928	188,761
(3) Accumulation Unit Value	$1.838809	$1.473346	$1.842237	$1.766442	$1.373759	$2.536491	$1.561917
Units Outstanding	84,184	18,546	80,977	58,396	47,270	157,221	95,657
(4) Accumulation Unit Value	$20.535699	$15.242180	$23.577314	$18.466637	$14.361577	$3.803991	$41.258586
Units Outstanding	386	37	137	206	230	3,790	457
(5) Accumulation Unit Value	$20.535699	$15.242180	$23.577314	$18.466637	$14.361577	$3.803991	$41.258586
Units Outstanding	276	96	257	297	284	3,492	217

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Select Bond Division	High Yield Bond Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division

$223,436	$84,337	$299,024	$37,348	$—	$—	$—	$—	$—	$—
—	—	—	—	105,367	—	—	—	—	—
—	—	—	—	—	161,449	71,148	124,381	113,892	86,568

16	—	9	—	—	19	—	—	1	—

223,452	84,337	299,033	37,348	105,367	161,468	71,148	124,381	113,893	86,568

—	65	19	3	12	6	13	2	15	156

—	65	19	3	12	6	13	2	15	156

$223,452	$84,272	$299,014	$37,345	$105,355	$161,462	$71,135	$124,379	$113,878	$86,412

$20,437	$6,869	$137,186	$4,741	$10,454	$6,849	$4,065	$7,173	$6,943	$5,496
430	156	2,266	101	227	174	93	178	160	152

161,553	66,668	141,054	27,920	81,174	120,180	55,708	91,397	89,094	50,782
10,610	3,896	8,528	1,782	6,252	8,533	4,130	6,397	6,487	3,521

21,567	3,869	4,997	1,028	3,217	18,237	4,688	13,521	7,012	22,036

8,855	2,814	4,983	1,773	4,031	7,489	2,451	5,713	4,182	4,425

$223,452	$84,272	$299,014	$37,345	$105,355	$161,462	$71,135	$124,379	$113,878	$86,412

$216,555	$82,188	$372,653	$42,034	$124,729	$163,633	$95,356	$151,279	$149,468	$85,023
177,895	123,844	233,796	39,026	4,198	13,717	7,419	13,447	9,835	8,487
$2.206231	$2.334783	$2.295052	$1.274289	$2.188843	$0.841815	$1.232123	$1.233456	$2.471078	$1.719005
78,035	30,223	65,176	23,309	39,942	152,900	48,565	79,284	38,680	31,590
$170.745431	$30.094875	$122.549243	$13.321541	$22.643898	$9.176223	$13.775086	$13.135524	$25.765834	$17.948158
126	128	41	77	142	1,987	340	1,029	272	1,228
$170.745431	$30.094875	$122.549243	$13.321541	$22.643898	$9.176223	$13.775086	$13.135524	$25.765834	$17.948158
52	93	41	133	178	816	178	435	162	246

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Variable Life Account

For the Year Ended December 31, 2009

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Index 500 Stock Division
Investment income:
Income:
Dividend income	$2,702	$—	$2,818	$15,788
Expenses:
Mortality and expense risk charges	979	301	650	2,387
Taxes	10	2	9	41

Net investment income (loss)	1,713	(303)	2,159	13,360

Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(5,105)	(678)	(5,497)	(14,465)
Realized gain distributions	—	—	—	15,862

Realized gains (losses)	(5,105)	(678)	(5,497)	1,397

Change in unrealized appreciation/depreciation of investments	78,579	26,775	43,709	121,808

Net increase (decrease) in net assets resulting from operations	$75,187	$25,794	$40,371	$136,565

	International Equity Division	Money Market Division	Select Bond Division	High Yield Bond Division
Investment income:
Income:
Dividend income	$18,952	$1,412	$10,644	$6,352
Expenses:
Mortality and expense risk charges	1,739	752	817	293
Taxes	26	6	10	3

Net investment income (loss)	17,187	654	9,817	6,056

Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(2,171)	—	651	(53)
Realized gain distributions	8,373	1	—	—

Realized gains (losses)	6,202	1	651	(53)

Change in unrealized appreciation/depreciation of investments	97,116	—	7,342	19,567

Net increase (decrease) in net assets resulting from operations	$120,505	$655	$17,810	$25,570

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division	Small Cap Value Division	International Growth Division

$3,474	$1,502	$838	$2,717	$314	$397	$871	$431

408	216	1,322	619	110	594	428	263
5	2	21	4	1	3	4	2

3,061	1,284	(505)	2,094	203	(200)	439	166

(2,436)	(1,799)	(11,655)	(2,609)	(2,598)	(7,560)	420	(3,032)
—	—	384	4,974	291	—	3,681	—

(2,436)	(1,799)	(11,271)	2,365	(2,307)	(7,560)	4,101	(3,032)

26,412	12,873	96,475	44,192	8,079	47,360	22,271	16,621

$27,037	$12,358	$84,699	$48,651	$5,975	$39,600	$26,811	$13,755

Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division

$12,379	$978	$410	$1,848	$310	$3,106	$4,060	$3,543

1,234	135	362	517	238	409	350	240
63	2	4	3	2	3	3	2

11,082	841	44	1,328	70	2,694	3,707	3,301

(11,202)	(1,064)	(2,664)	(4,646)	(2,180)	(1,670)	(4,264)	(1,019)
—	—	479	—	—	—	—	975

(11,202)	(1,064)	(2,185)	(4,646)	(2,180)	(1,670)	(4,264)	(44)

52,539	7,965	31,097	41,785	18,956	25,120	26,150	7,467

$52,419	$7,742	$28,956	$38,467	$16,846	$26,144	$25,593	$10,724

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Growth Stock Division		Focused Appreciation Division (a)
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$1,713	$1,748	$(303)	$(57)
Net realized gains (losses)	(5,105)	14,727	(678)	2,546
Net change in unrealized appreciation/depreciation	78,579	(148,186)	26,775	(42,472)

Net increase (decrease) in net assets resulting from operations	75,187	(131,711)	25,794	(39,983)

Policy Transactions:
Policyowners’ Net Payments	26,445	29,593	8,380	8,639
Policy Loans, Surrenders and Death Benefits	(15,891)	(27,071)	(6,942)	(5,444)
Mortality and other (net)	(8,044)	(8,098)	(2,628)	(2,353)
Transfers from other divisions	15,890	18,462	18,714	34,334
Transfers to other divisions	(17,336)	(21,042)	(14,625)	(17,332)

Net increase (decrease) in net assets resulting from policy transactions	1,064	(8,156)	2,899	17,844

Net increase (decrease) in net assets	76,251	(139,867)	28,693	(22,139)

Net Assets:
Beginning of Period	198,816	338,683	59,135	81,274

End of Period	$275,067	$198,816	$87,828	$59,135

Units issued during the period	21,331	20,386	14,596	19,278
Units redeemed during the period	(22,754)	(21,616)	(12,408)	(12,094)

Net units issued (redeemed) during period	(1,423)	(1,230)	2,188	7,184

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$(505)	$(592)	$2,094	$2,104
Net realized gains (losses)	(11,271)	44,411	2,365	20,283
Net change in unrealized appreciation/depreciation	96,475	(227,780)	44,192	(101,475)

Net increase (decrease) in net assets resulting from operations	84,699	(183,961)	48,651	(79,088)

Policy Transactions:
Policyowners’ Net Payments	32,786	37,125	16,167	18,654
Policy Loans, Surrenders and Death Benefits	(25,144)	(30,270)	(11,985)	(16,781)
Mortality and other (net)	(9,844)	(10,613)	(5,033)	(5,103)
Transfers from other divisions	14,572	18,232	10,778	16,038
Transfers to other divisions	(17,344)	(25,685)	(15,433)	(17,976)

Net increase (decrease) in net assets resulting from policy transactions	(4,974)	(11,211)	(5,506)	(5,168)

Net increase (decrease) in net assets	79,725	(195,172)	43,145	(84,256)

Net Assets:
Beginning of Period	269,129	464,301	134,400	218,656

End of Period	$348,854	$269,129	$177,545	$134,400

Units issued during the period	24,197	22,890	17,990	17,831
Units redeemed during the period	(26,722)	(25,943)	(20,353)	(19,303)

Net units issued (redeemed) during period	(2,525)	(3,053)	(2,363)	(1,472)

(a)	Division was renamed effective April 30, 2008. See note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Large Cap Core Stock Division		Index 500 Stock Division		Domestic Equity Division (a)		Equity Income Division (a)
Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

$2,159	$2,233	$13,360	$12,633	$3,061	$3,035	$1,284	$(232)
(5,497)	(2,228)	1,397	18,632	(2,436)	9,617	(1,799)	877
43,709	(89,197)	121,808	(340,532)	26,412	(70,544)	12,873	(25,366)

40,371	(89,192)	136,565	(309,267)	27,037	(57,892)	12,358	(24,721)

18,357	20,838	63,278	70,545	13,892	16,481	6,281	6,547
(12,684)	(17,883)	(49,959)	(51,292)	(7,976)	(9,153)	(4,531)	(3,552)
(5,325)	(5,656)	(19,116)	(19,781)	(3,426)	(3,480)	(1,667)	(1,625)
14,344	17,653	38,264	45,705	9,926	16,621	9,838	12,616
(15,344)	(15,169)	(39,587)	(47,205)	(10,822)	(16,883)	(6,917)	(7,125)

(652)	(217)	(7,120)	(2,028)	1,594	3,586	3,004	6,861

39,719	(89,409)	129,445	(311,295)	28,631	(54,306)	15,362	(17,860)

138,236	227,645	525,673	836,968	91,308	145,614	46,210	64,070

$177,955	$138,236	$655,118	$525,673	$119,939	$91,308	$61,572	$46,210

18,085	17,095	46,549	42,685	24,059	25,310	12,506	11,363
(19,256)	(16,100)	(48,585)	(41,348)	(22,203)	(22,492)	(10,053)	(7,258)

(1,171)	995	(2,036)	1,337	1,856	2,818	2,453	4,105

Mid Cap Value Division (a)		Small Cap Growth Stock Division		Small Cap Value Division (a)		International Growth Division
Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

$203	$(147)	$(200)	$(456)	$439	$(91)	$166	$985
(2,307)	(566)	(7,560)	33,187	4,101	12,319	(3,032)	11,648
8,079	(12,984)	47,360	(134,208)	22,271	(51,023)	16,621	(65,655)

5,975	(13,697)	39,600	(101,477)	26,811	(38,795)	13,755	(53,022)

3,823	4,325	18,114	21,318	12,433	14,351	9,603	11,155
(2,264)	(2,634)	(14,215)	(15,175)	(9,260)	(9,639)	(5,674)	(6,966)
(984)	(1,010)	(4,888)	(5,100)	(3,617)	(3,634)	(2,314)	(2,549)
4,520	5,724	20,416	16,171	12,950	16,412	11,030	16,514
(4,711)	(7,586)	(21,580)	(18,594)	(14,624)	(17,185)	(11,229)	(14,301)

384	(1,181)	(2,153)	(1,380)	(2,118)	305	1,416	3,853

6,359	(14,878)	37,447	(102,857)	24,693	(38,490)	15,171	(49,169)

25,466	40,344	128,895	231,752	97,357	135,847	61,590	110,759

$31,825	$25,466	$166,342	$128,895	$122,050	$97,357	$76,761	$61,590

5,901	5,811	20,471	17,812	15,421	15,592	15,210	14,733
(5,599)	(6,359)	(21,800)	(17,304)	(16,262)	(14,339)	(14,371)	(12,804)

302	(548)	(1,329)	508	(841)	1,253	839	1,929

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	International Equity Division (a)		Money Market Division
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$17,187	$11,542	$654	$3,556
Net realized gains (losses)	6,202	56,323	1	33
Net change in unrealized appreciation/depreciation	97,116	(359,106)	—	—

Net increase (decrease) in net assets resulting from operations	120,505	(291,241)	655	3,589

Policy Transactions:
Policyowners’ Net Payments	42,672	47,261	106,083	127,153
Policy Loans, Surrenders and Death Benefits	(32,299)	(39,886)	(53,664)	(32,703)
Mortality and other (net)	(14,802)	(14,184)	(8,938)	(9,181)
Transfers from other divisions	37,452	43,550	124,543	118,140
Transfers to other divisions	(32,325)	(39,554)	(157,865)	(172,012)

Net increase (decrease) in net assets resulting from policy transactions	698	(2,813)	10,159	31,397

Net increase (decrease) in net assets	121,203	(294,054)	10,814	34,986

Net Assets:
Beginning of Period	368,042	662,096	177,934	142,948

End of Period	$489,245	$368,042	$188,748	$177,934

Units issued during the period	37,372	32,894	121,314	138,287
Units redeemed during the period	(36,196)	(33,011)	(119,541)	(121,020)

Net units issued (redeemed) during period	1,176	(117)	1,773	17,267

	Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$44	$(177)	$1,328	$1,795
Net realized gains (losses)	(2,185)	15,136	(4,646)	275
Net change in unrealized appreciation/depreciation	31,097	(61,619)	41,785	(86,477)

Net increase (decrease) in net assets resulting from operations	28,956	(46,660)	38,467	(84,407)

Policy Transactions:
Policyowners’ Net Payments	10,937	11,389	15,320	17,990
Policy Loans, Surrenders and Death Benefits	(6,273)	(6,285)	(12,051)	(14,512)
Mortality and other (net)	(3,224)	(2,884)	(4,711)	(4,628)
Transfers from other divisions	14,658	17,833	67,051	31,224
Transfers to other divisions	(11,938)	(12,686)	(70,621)	(23,142)

Net increase (decrease) in net assets resulting from policy transactions	4,160	7,367	(5,012)	6,932

Net increase (decrease) in net assets	33,116	(39,293)	33,455	(77,475)

Net Assets:
Beginning of Period	72,239	111,532	128,007	205,482

End of Period	$105,355	$72,239	$161,462	$128,007

Units issued during the period	11,830	11,896	42,139	35,184
Units redeemed during the period	(9,821)	(8,750)	(44,493)	(32,499)

Net units issued (redeemed) during period	2,009	3,146	(2,354)	2,685

(a)	Division was renamed effective April 30, 2008. See note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Select Bond Division		High Yield Bond Division		Balanced Division		Asset Allocation Division
Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

$9,817	$7,598	$6,056	$5,080	$11,082	$2,464	$841	$918
651	(253)	(53)	(739)	(11,202)	81,432	(1,064)	3,162
7,342	(2,394)	19,567	(19,755)	52,539	(161,197)	7,965	(16,799)

17,810	4,951	25,570	(15,414)	52,419	(77,301)	7,742	(12,719)

18,551	17,523	6,167	6,771	22,112	24,927	3,168	3,388
(19,175)	(15,323)	(5,595)	(6,206)	(19,889)	(23,106)	(3,159)	(2,942)
(7,285)	(5,877)	(2,459)	(1,929)	(8,680)	(9,174)	(1,123)	(1,076)
61,681	53,414	16,685	10,024	12,282	13,352	5,096	6,249
(39,230)	(28,297)	(11,299)	(10,441)	(14,051)	(13,724)	(3,328)	(4,127)

14,542	21,440	3,499	(1,781)	(8,226)	(7,725)	654	1,492

32,352	26,391	29,069	(17,195)	44,193	(85,026)	8,396	(11,227)

191,100	164,709	55,203	72,398	254,821	339,847	28,949	40,176

$223,452	$191,100	$84,272	$55,203	$299,014	$254,821	$37,345	$28,949

26,321	26,079	9,817	7,697	12,984	12,855	6,464	6,845
(20,798)	(15,095)	(8,658)	(8,071)	(14,735)	(12,189)	(6,463)	(5,875)

5,523	10,984	1,159	(374)	(1,751)	666	1	970

Russell Aggressive Equity Division		Russell Non-US Division		Russell Real Estate Securities Division		Russell Core Bond Division
Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

$70	$363	$2,694	$(551)	$3,707	$1,821	$3,301	$2,750
(2,180)	153	(1,670)	2,569	(4,264)	420	(44)	(530)
18,956	(42,383)	25,120	(78,201)	26,150	(51,294)	7,467	(5,710)

16,846	(41,867)	26,144	(76,183)	25,593	(49,053)	10,724	(3,490)

7,866	8,815	12,178	13,977	11,966	13,989	6,235	6,092
(5,417)	(6,922)	(8,973)	(11,977)	(7,970)	(10,246)	(5,821)	(6,647)
(2,128)	(2,333)	(3,679)	(3,886)	(2,979)	(3,466)	(2,415)	(2,286)
13,006	9,828	40,245	24,117	31,672	22,210	73,600	31,539
(13,500)	(11,796)	(44,630)	(23,724)	(30,354)	(18,679)	(60,658)	(31,697)

(173)	(2,408)	(4,859)	(1,493)	2,335	3,808	10,941	(2,999)

16,673	(44,275)	21,285	(77,676)	27,928	(45,245)	21,665	(6,489)

54,462	98,737	103,094	180,770	85,950	131,195	64,747	71,236

$71,135	$54,462	$124,379	$103,094	$113,878	$85,950	$86,412	$64,747

13,102	11,216	21,650	18,272	12,614	10,829	15,373	14,007
(13,059)	(11,908)	(23,210)	(19,643)	(11,143)	(9,633)	(13,797)	(10,388)

43	(692)	(1,560)	(1,371)	1,471	1,196	1,576	3,619

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Notes to Financial Statements

Northwestern Mutual Variable Life Account

December 31, 2009

1. Organization — Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Effective April 30, 2008, the following Divisions of the Account were renamed:

Old Name	New Name
Janus Capital Appreciation Division	Focused Appreciation Division
Capital Guardian Domestic Equity Division	Domestic Equity Division
T. Rowe Price Equity Income Division	Equity Income Division
AllianceBernstein Mid Cap Value Division	Mid Cap Value Division
T. Rowe Price Small Cap Value Division	Small Cap Value Division
Franklin Templeton International Equity Division	International Equity Division

2. Significant Accounting Policies

A.	Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.	Investment Valuation — The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2009, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by unadjusted quoted prices in active markets for identical securities.

C.	Investment Income, Securities Transactions and Policy Dividends — Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Taxes — Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The variable life insurance policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

E.	Premium Payments — For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3. Purchases and Sales of Investments — Purchases and sales of the Funds’ shares for the year ended December 31, 2009 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$27,446	$24,509
Focused Appreciation	10,991	8,369
Large Cap Core Stock	17,537	15,947
Index 500 Stock	79,878	57,645
Domestic Equity	14,941	10,281
Equity Income	9,641	5,343
Mid Cap Growth Stock	25,395	30,274

Notes to Financial Statements

Notes to Financial Statements

Division	Purchases	Sales
Index 400 Stock	$17,216	$15,616
Mid Cap Value	3,621	2,746
Small Cap Growth Stock	14,492	16,934
Small Cap Value	13,359	11,180
International Growth	8,719	7,112
International Equity	65,505	38,932
Money Market	71,546	60,643
Select Bond	47,474	23,335
High Yield Bond	16,721	7,090
Balanced	27,469	24,651
Asset Allocation	5,047	3,541
Fidelity VIP Mid Cap	12,466	7,746
Russell Multi-Style Equity	10,365	14,049
Russell Aggressive Equity	6,420	6,493
Russell Non-U.S.	8,861	11,049
Russell Real Estate Securities	15,752	9,637
Russell Core Bond	23,660	8,280

4. Expenses and Related Party Transactions — A deduction for mortality and expense risks is paid to Northwestern Mutual. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.60% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.17% thereafter for policies with the Cash Value Amendment, or 0.15% thereafter for policies without the Cash Value Amendment. A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.10% of the amounts invested in the Account for the Policy. These charges are reflected as a reduction in units and are included in Mortality and Other in the accompanying financial statements.

Additional mortality costs are deducted from the policy annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies, and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit.

5. Subsequent Events

Management has evaluated events subsequent to December 31, 2009 through February 18, 2010, the date these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2009 that require disclosure or adjustment to the financial statements at that date or for the period then ended.

6. Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Growth Stock
Year Ended 12/31/09	106,648	$2.176678 to $29.365924	$275,067	1.16%	0.10% to 0.60%	36.42% to 37.17%
Year Ended 12/31/08	108,071	$1.594004 to $21.408736	$198,816	1.06%	0.10% to 0.60%	(39.19%) to (38.86%)
Year Ended 12/31/07	109,301	$2.618873 to $35.015115	$338,683	0.89%	0.10% to 0.60%	8.60% to 9.20%
Year Ended 12/31/06	112,452	$2.409175 to $32.066403	$318,840	0.75%	0.10% to 0.60%	8.97% to 9.57%
Year Ended 12/31/05	112,012	$2.208643 to $29.265983	$292,545	1.03%	0.20% to 0.75%	6.96% to 7.71%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Focused Appreciation
Year Ended 12/31/09	40,615	$1.845162 to $19.088595	$87,828	0.00%	0.10% to 0.60%	41.70% to 42.47%
Year Ended 12/31/08	38,427	$1.300904 to $13.397864	$59,135	0.35%	0.10% to 0.60%	(40.34%) to (40.01%)
Year Ended 12/31/07	31,243	$2.178331 to $22.333276	$81,274	0.04%	0.10% to 0.60%	26.14% to 26.84%
Year Ended 12/31/06	24,065	$1.725184 to $17.607745	$48,864	0.42%	0.10% to 0.60%	4.31% to 4.88%
Year Ended 12/31/05	16,935	$1.647885 to $16.788069	$33,152	0.20%	0.20% to 0.75%	16.19% to 17.00%
Large Cap Core Stock
Year Ended 12/31/09	83,903	$1.754516 to $23.449551	$177,955	1.84%	0.10% to 0.60%	28.63% to 29.33%
Year Ended 12/31/08	85,074	$1.362693 to $18.131181	$138,236	1.62%	0.10% to 0.60%	(39.08%) to (38.74%)
Year Ended 12/31/07	84,079	$2.234518 to $29.597322	$227,645	1.15%	0.10% to 0.60%	8.52% to 9.12%
Year Ended 12/31/06	85,650	$2.057029 to $27.123722	$212,813	1.06%	0.10% to 0.60%	10.89% to 11.49%
Year Ended 12/31/05	84,325	$1.853229 to $24.327323	$189,924	1.27%	0.20% to 0.75%	7.71% to 8.46%
Index 500 Stock
Year Ended 12/31/09	227,457	$2.275083 to $50.989051	$655,118	2.82%	0.10% to 0.60%	25.71% to 26.40%
Year Ended 12/31/08	229,493	$1.808068 to $40.340674	$525,673	2.26%	0.10% to 0.60%	(37.29%) to (36.94%)
Year Ended 12/31/07	228,156	$2.880226 to $63.972521	$836,968	1.62%	0.10% to 0.60%	4.85% to 5.43%
Year Ended 12/31/06	229,219	$2.744303 to $60.678957	$805,187	1.57%	0.10% to 0.60%	14.99% to 15.62%
Year Ended 12/31/05	227,890	$2.384129 to $52.479807	$702,148	1.72%	0.20% to 0.75%	4.00% to 4.72%
Domestic Equity
Year Ended 12/31/09	90,798	$1.087659 to $11.370681	$119,939	3.49%	0.10% to 0.60%	28.81% to 29.52%
Year Ended 12/31/08	88,942	$0.843525 to $ 8.778981	$91,308	2.91%	0.10% to 0.60%	(38.83%) to (38.49%)
Year Ended 12/31/07	86,124	$1.377664 to $14.273423	$145,614	1.44%	0.10% to 0.60%	(6.84%) to (6.33%)
Year Ended 12/31/06	75,043	$1.477394 to $15.237722	$136,676	0.00%	0.10% to 0.60%	15.93% to 16.56%
Year Ended 12/31/05	60,708	$1.267542 to $13.072390	$95,767	1.87%	0.20% to 0.75%	7.30% to 8.04%
Equity Income
Year Ended 12/31/09	37,014	$1.410806 to $14.595160	$61,572	2.93%	0.10% to 0.60%	23.90% to 24.58%
Year Ended 12/31/08	34,561	$1.137525 to $11.715261	$46,210	0.03%	0.10% to 0.60%	(36.16%) to (35.81%)
Year Ended 12/31/07	30,456	$1.780093 to $18.250431	$64,070	2.10%	0.10% to 0.60%	2.69% to 3.26%
Year Ended 12/31/06	23,010	$1.731741 to $17.674755	$48,241	1.82%	0.10% to 0.60%	18.50% to 19.15%
Year Ended 12/31/05	17,221	$1.456050 to $14.833915	$31,366	1.74%	0.20% to 0.75%	3.46% to 4.19%
Mid Cap Growth Stock
Year Ended 12/31/09	135,424	$2.129518 to $57.953082	$348,854	0.28%	0.10% to 0.60%	31.37% to 32.09% (2)
Year Ended 12/31/08	137,949	$1.619377 to $43.872392	$269,129	0.30%	0.10% to 0.60%	(40.41%) to (40.08%)
Year Ended 12/31/07	141,002	$2.714862 to $73.219863	$464,301	0.76%	0.10% to 0.60%	20.04% to 20.70%
Year Ended 12/31/06	147,324	$2.259482 to $60.663705	$404,081	0.12%	0.10% to 0.60%	3.83% to 4.40%
Year Ended 12/31/05	151,330	$2.173946 to $58.106257	$402,632	0.05%	0.20% to 0.75%	5.40% to 6.14%
Index 400 Stock
Year Ended 12/31/09	84,846	$1.838809 to $20.535699	$177,545	1.82%	0.10% to 0.60%	36.25% to 37.00%
Year Ended 12/31/08	87,209	$1.348229 to $14.989442	$134,400	1.54%	0.10% to 0.60%	(36.63%) to (36.28%)
Year Ended 12/31/07	88,681	$2.125280 to $23.522236	$218,656	1.23%	0.10% to 0.60%	7.34% to 7.93%
Year Ended 12/31/06	89,766	$1.978080 to $21.794434	$206,352	1.06%	0.10% to 0.60%	9.44% to 10.04%
Year Ended 12/31/05	87,671	$1.793842 to $19.805364	$184,510	0.76%	0.20% to 0.75%	11.59% to 12.37%
Mid Cap Value
Year Ended 12/31/09	18,679	$1.473346 to $15.242180	$31,825	1.20%	0.10% to 0.60%	22.56% to 23.24%
Year Ended 12/31/08	18,377	$1.200893 to $12.367958	$25,466	0.00%	0.10% to 0.60%	(35.43%) to (35.07%)
Year Ended 12/31/07	18,925	$1.857847 to $19.047672	$40,344	0.83%	0.10% to 0.60%	(0.71%) to (0.16%)
Year Ended 12/31/06	12,958	$1.869298 to $19.078717	$28,186	1.30%	0.10% to 0.60%	13.87% to 14.49%
Year Ended 12/31/05	9,445	$1.635691 to $16.663892	$18,620	0.67%	0.20% to 0.75%	4.73% to 5.46%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 31.27% to 31.99% for the Mid Cap Growth Stock Division, from 31.66% to 32.39% for the International Equity Division and from 0.06% to 0.61% for the Money Market Division.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Small Cap Growth Stock
Year Ended 12/31/09	81,371	$1.842237 to $23.577314	$166,342	0.28%	0.10% to 0.60%	30.46% to 31.17%
Year Ended 12/31/08	82,700	$1.410759 to $17.974245	$128,895	0.17%	0.10% to 0.60%	(44.18%) to (43.87%)
Year Ended 12/31/07	82,192	$2.524707 to $32.021844	$231,752	0.08%	0.10% to 0.60%	8.94% to 9.54%
Year Ended 12/31/06	84,660	$2.315230 to $29.232653	$220,095	0.00%	0.10% to 0.60%	6.10% to 6.68%
Year Ended 12/31/05	84,275	$2.165726 to $27.401692	$207,501	0.00%	0.20% to 0.75%	10.41% to 11.18%
Small Cap Value
Year Ended 12/31/09	58,899	$1.766442 to $18.466637	$122,050	0.85%	0.10% to 0.60%	27.48% to 28.18%
Year Ended 12/31/08	59,740	$1.384260 to $14.406429	$ 97,357	0.34%	0.10% to 0.60%	(28.53%) to (28.13%)
Year Ended 12/31/07	58,487	$1.934849 to $20.045927	$135,847	0.41%	0.10% to 0.60%	(1.37%) to (0.83%)
Year Ended 12/31/06	54,770	$1.959847 to $20.213417	$131,093	0.23%	0.10% to 0.60%	15.92% to 16.55%
Year Ended 12/31/05	48,270	$1.681621 to $17.342719	$ 99,801	0.31%	0.20% to 0.75%	6.47% to 7.21%
International Growth
Year Ended 12/31/09	47,784	$1.373759 to $ 14.361577	$ 76,761	0.66%	0.10% to 0.60%	22.49% to 23.16%
Year Ended 12/31/08	46,945	$1.120404 to $ 11.660588	$ 61,590	1.52%	0.10% to 0.60%	(46.48%) to (46.19%)
Year Ended 12/31/07	45,016	$2.091399 to $ 21.668250	$110,759	0.81%	0.10% to 0.60%	12.00% to 12.62%
Year Ended 12/31/06	36,920	$1.865431 to $ 19.240066	$ 81,194	0.20%	0.10% to 0.60%	20.81% to 21.48%
Year Ended 12/31/05	27,233	$1.535755 to $ 15.838526	$ 49,444	1.23%	0.20% to 0.75%	17.18% to 18.00%
International Equity
Year Ended 12/31/09	164,503	$2.536491 to $ 3.803991	$489,245	4.66%	0.10% to 0.60%	32.38% to 33.11% (2)
Year Ended 12/31/08	163,327	$1.914107 to $ 2.857743	$368,042	2.67%	0.10% to 0.60%	(44.09%) to (43.78%)
Year Ended 12/31/07	163,444	$3.420279 to $ 5.083451	$662,096	1.83%	0.10% to 0.60%	17.42% to 18.06%
Year Ended 12/31/06	156,118	$2.910111 to $ 4.305729	$541,364	1.70%	0.10% to 0.60%	30.18% to 30.90%
Year Ended 12/31/05	148,008	$2.233185 to $ 3.289423	$398,833	1.73%	0.20% to 0.75%	10.75% to 11.52%
Money Market
Year Ended 12/31/09	96,331	$1.561917 to $ 41.258586	$188,748	0.75%	0.10% to 0.60%	0.21% to 0.76% (2)
Year Ended 12/31/08	94,558	$1.557129 to $ 40.947848	$177,934	2.65%	0.10% to 0.60%	2.20% to 2.76%
Year Ended 12/31/07	77,291	$1.522145 to $ 39.847990	$142,948	5.13%	0.10% to 0.60%	4.70% to 5.28%
Year Ended 12/31/06	74,505	$1.452309 to $ 37.848488	$131,778	4.74%	0.10% to 0.60%	4.29% to 4.86%
Year Ended 12/31/05	70,482	$1.391250 to $ 36.095241	$119,666	2.95%	0.20% to 0.75%	2.27% to 2.98%
Select Bond
Year Ended 12/31/09	78,213	$2.206231 to $170.745431	$223,452	5.05%	0.10% to 0.60%	8.77% to 9.37%
Year Ended 12/31/08	72,690	$2.026282 to $156.116892	$191,100	4.60%	0.10% to 0.60%	2.69% to 3.26%
Year Ended 12/31/07	61,706	$1.971244 to $151.194364	$164,709	3.96%	0.10% to 0.60%	5.81% to 6.39%
Year Ended 12/31/06	54,043	$1.861181 to $142.110273	$134,698	3.64%	0.10% to 0.60%	3.18% to 3.74%
Year Ended 12/31/05	47,940	$1.802101 to $136.984725	$118,086	3.47%	0.20% to 0.75%	1.51% to 2.22%
High Yield Bond
Year Ended 12/31/09	30,444	$2.334783 to $ 30.094875	$ 84,272	8.96%	0.10% to 0.60%	44.60% to 45.39%
Year Ended 12/31/08	29,285	$1.613065 to $ 20.699102	$ 55,203	8.18%	0.10% to 0.60%	(21.78%) to (21.35%)
Year Ended 12/31/07	29,659	$2.060165 to $ 26.317469	$ 72,398	6.14%	0.10% to 0.60%	1.82% to 2.38%
Year Ended 12/31/06	28,367	$2.021433 to $ 25.706496	$ 68,410	6.61%	0.10% to 0.60%	9.18% to 9.77%
Year Ended 12/31/05	27,480	$1.849698 to $ 23.417544	$ 61,087	6.61%	0.20% to 0.75%	0.69% to 1.39%
Balanced
Year Ended 12/31/09	65,258	$2.295052 to $122.549243	$299,014	4.56%	0.10% to 0.60%	20.77% to 21.43%
Year Ended 12/31/08	67,009	$1.898456 to $100.918470	$254,821	1.30%	0.10% to 0.60%	(23.15%) to (22.72%)
Year Ended 12/31/07	66,343	$2.467848 to $130.596514	$339,847	3.04%	0.10% to 0.60%	5.57% to 6.15%
Year Ended 12/31/06	67,095	$2.335417 to $123.031604	$327,176	2.81%	0.10% to 0.60%	9.82% to 10.42%
Year Ended 12/31/05	67,338	$2.124518 to $111.421574	$304,390	2.61%	0.20% to 0.75%	2.88% to 3.59%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 31.27% to 31.99% for the Mid Cap Growth Stock Division, from 31.66% to 32.39% for the International Equity Division and from 0.06% to 0.61% for the Money Market Division.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Asset Allocation
Year Ended 12/31/09	23,519	$1.274289 to $ 13.321541	$ 37,345	3.04%	0.10% to 0.60%	26.40% to 27.09%
Year Ended 12/31/08	23,518	$1.007179 to $ 10.482012	$ 28,949	2.95%	0.10% to 0.60%	(30.51%) to (30.13%)
Year Ended 12/31/07	22,548	$1.447923 to $ 15.001132	$ 40,176	2.21%	0.10% to 0.60%	8.80% to 9.40%
Year Ended 12/31/06	21,975	$1.329516 to $ 13.712349	$ 36,382	1.83%	0.10% to 0.60%	9.32% to 9.91%
Year Ended 12/31/05	20,083	$1.209657 to $ 12.475450	$ 31,500	1.41%	0.20% to 0.75%	6.25% to 6.99%
Fidelity VIP Mid Cap
Year Ended 12/31/09	40,262	$2.188843 to $ 22.643898	$105,355	0.47%	0.10% to 0.60%	38.99% to 39.75%
Year Ended 12/31/08	38,253	$1.573285 to $ 16.202990	$ 72,239	0.24%	0.10% to 0.60%	(39.94%) to (39.61%)
Year Ended 12/31/07	35,107	$2.616815 to $ 26.828755	$111,532	0.49%	0.10% to 0.60%	14.71% to 15.34%
Year Ended 12/31/06	30,673	$2.279082 to $ 23.260937	$ 84,535	0.15%	0.10% to 0.60%	11.79% to 12.40%
Year Ended 12/31/05	22,174	$2.031293 to $ 20.694231	$ 54,896	0.00%	0.20% to 0.75%	17.20% to 18.02%
Russell Multi-Style Equity
Year Ended 12/31/09	155,703	$0.841815 to $ 9.176223	$161,462	1.34%	0.10% to 0.60%	30.68% to 31.40%
Year Ended 12/31/08	158,057	$0.643528 to $ 6.983334	$128,007	1.44%	0.10% to 0.60%	(40.89%) to (40.56%)
Year Ended 12/31/07	155,372	$1.087639 to $ 11.749485	$205,482	0.97%	0.10% to 0.60%	9.76% to 10.36%
Year Ended 12/31/06	150,286	$0.989999 to $ 10.646608	$181,626	0.94%	0.10% to 0.60%	12.13% to 12.75%
Year Ended 12/31/05	139,639	$0.876252 to $ 9.442962	$150,906	1.05%	0.20% to 0.75%	6.53% to 7.27%
Russell Aggressive Equity
Year Ended 12/31/09	49,083	$1.232123 to $13.775086	$ 71,135	0.53%	0.10% to 0.60%	30.68% to 31.39%
Year Ended 12/31/08	49,040	$0.941939 to $10.483725	$ 54,462	0.87%	0.10% to 0.60%	(43.23%) to (42.92%)
Year Ended 12/31/07	49,732	$1.657613 to $18.365962	$ 98,737	0.37%	0.10% to 0.60%	2.85% to 3.42%
Year Ended 12/31/06	49,892	$1.610065 to $17.758799	$ 96,874	0.19%	0.10% to 0.60%	14.16% to 14.79%
Year Ended 12/31/05	46,877	$1.399687 to $15.470599	$ 80,521	0.18%	0.20% to 0.75%	5.62% to 6.36%
Russell Non-U.S.
Year Ended 12/31/09	80,748	$1.233456 to $13.135524	$124,379	2.86%	0.10% to 0.60%	25.80% to 26.49%
Year Ended 12/31/08	82,308	$0.979547 to $10.384851	$103,094	0.00%	0.10% to 0.60%	(42.73%) to (42.41%)
Year Ended 12/31/07	83,679	$1.708615 to $18.032632	$180,770	2.59%	0.10% to 0.60%	9.52% to 10.12%
Year Ended 12/31/06	80,347	$1.558635 to $16.375774	$158,005	2.54%	0.10% to 0.60%	22.97% to 23.64%
Year Ended 12/31/05	71,637	$1.258058 to $13.244730	$114,343	1.59%	0.20% to 0.75%	12.90% to 13.69%
Russell Real Estate Securities
Year Ended 12/31/09	39,114	$2.471078 to $25.765834	$113,878	4.65%	0.10% to 0.60%	28.24% to 28.94%
Year Ended 12/31/08	37,643	$1.925035 to $19.982226	$ 85,950	1.92%	0.10% to 0.60%	(37.03%) to (36.68%)
Year Ended 12/31/07	36,447	$3.054156 to $31.559603	$131,195	2.29%	0.10% to 0.60%	(16.32%) to (15.86%)
Year Ended 12/31/06	38,227	$3.646143 to $37.506853	$165,271	1.96%	0.10% to 0.60%	35.10% to 35.84%
Year Ended 12/31/05	35,074	$2.678661 to $27.611672	$112,364	2.13%	0.20% to 0.75%	12.17% to 12.96%
Russell Core Bond
Year Ended 12/31/09	33,064	$1.719005 to $17.948158	$86,412	4.70%	0.10% to 0.60%	15.18% to 15.81%
Year Ended 12/31/08	31,488	$1.490991 to $15.497865	$64,747	4.06%	0.10% to 0.60%	(4.09%) to (3.57%)
Year Ended 12/31/07	27,869	$1.553099 to $16.070912	$71,236	5.27%	0.10% to 0.60%	6.66% to 7.24%
Year Ended 12/31/06	24,720	$1.454770 to $14.985609	$61,015	4.53%	0.10% to 0.60%	3.15% to 3.72%
Year Ended 12/31/05	21,286	$1.399759 to $14.448349	$53,033	3.62%	0.20% to 0.75%	1.31% to 2.01%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Policy Owners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Index 500 Stock Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Small Cap Value Division, International Growth Division, International Equity Division, Money Market Division, Select Bond Division, High Yield Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Real Estate Securities Division, and Russell Core Bond Division at December 31, 2009, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2009 with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds, provide a reasonable basis for our opinion.

February 18, 2010

Report of Independent Registered Public Accounting Firm

Annual Report December 31, 2009

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account II Financial Statements

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2009

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Index 500 Stock Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division
Assets:
Investments, at Value (1)(2)
Northwestern Mutual Series Fund, Inc.	$936	$3,454	$586	$2,807	$1,370	$1,223	$1,175
Fidelity Variable Insurance Products	—	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	2	—	2	—	—	—	—

Total Assets	938	3,454	588	2,807	1,370	1,223	1,175

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	4	—	—	8	7	4

Total Liabilities	—	4	—	—	8	7	4

Total Net Assets	$938	$3,450	$588	$2,807	$1,362	$1,216	$1,171

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	$716	$2,645	$528	$1,519	$1,317	$675	$464
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	148	753	21	1,276	24	505	677
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (5)
Policyowners’ Equity	74	52	39	12	21	36	30

Total Net Assets	$938	$3,450	$588	$2,807	$1,362	$1,216	$1,171

(1) Investments, at cost	$869	$2,939	$546	$2,514	$1,305	$1,139	$1,138
(2) Shares Outstanding	488	2,027	526	1,204	1,733	1,162	465
(3) Accumulation Unit Value	$29.365924	$19.088595	$23.449551	$50.989051	$11.370681	$14.595160	$57.953082
Units Outstanding	24	139	22	30	116	46	8
(4) Accumulation Unit Value	$29.365924	$19.088595	$23.449551	$50.989051	$11.370681	$14.595160	$57.953082
Units Outstanding	5	39	1	25	2	35	12
(5) Accumulation Unit Value	$29.365924	$19.088595	$23.449551	$50.989051	$11.370681	$14.595160	$57.953082
Units Outstanding	2	3	2	—	2	2	1

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

1

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2009

(in thousands, except accumulation unit values)

	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division	Small Cap Value Division	International Growth Division	International Equity Division	Money Market Division
Assets:
Investments, at Value (1)(2)
Northwestern Mutual Series Fund, Inc.	$1,322	$434	$811	$1,434	$875	$3,805	$2,716
Fidelity Variable Insurance Products	—	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	—	—	—	—	4

Total Assets	1,322	434	811	1,434	875	3,805	2,720

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	—	2	3	5	4	—

Total Liabilities	2	—	2	3	5	4	—

Total Net Assets	$1,320	$434	$809	$1,431	$870	$3,801	$2,720

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	$666	$293	$675	$772	$803	$2,742	$1,390
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	635	135	102	649	45	942	986
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (5)
Policyowners’ Equity	19	6	32	10	22	117	344

Total Net Assets	$1,320	$434	$809	$1,431	$870	$3,801	$2,720

(1) Investments, at cost	$1,268	$392	$751	$1,339	$818	$3,742	$2,716
(2) Shares Outstanding	1,120	442	571	1,026	834	2,301	2,716
(3) Accumulation Unit Value	$20.535699	$15.242180	$23.577314	$18.466637	$14.361577	$3.803991	$41.258586
Units Outstanding	33	19	29	42	56	721	34
(4) Accumulation Unit Value	$20.535699	$15.242180	$23.577314	$18.466637	$14.361577	$3.803991	$41.258586
Units Outstanding	31	9	4	35	3	248	24
(5) Accumulation Unit Value	$20.535699	$15.242180	$23.577314	$18.466637	$14.361577	$3.803991	$41.258586
Units Outstanding	1	—	1	1	2	31	8

The Accompanying Notes are an Integral Part of the Financial Statements.

2

Statements of Assets and Liabilities

Select Bond Division	High Yield Bond Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division

$2,597	$1,016	$542	$254	$—	$—	$—	$—	$—	$—
—	—	—	—	1,370	—	—	—	—	—
—	—	—	—	—	988	418	875	1,057	729

—	—	—	—	—	3	—	1	—	1

2,597	1,016	542	254	1,370	991	418	876	1,057	730

9	—	—	—	—	—	—	—	—	—

9	—	—	—	—	—	—	—	—	—

$2,588	$1,016	$542	$254	$1,370	$991	$418	$876	$1,057	$730

$2,070	$565	$284	$237	$1,169	$888	$379	$775	$978	$658

420	437	258	7	172	103	34	84	27	63

98	14	—	10	29	—	5	17	52	9

$2,588	$1,016	$542	$254	$1,370	$991	$418	$876	$1,057	$730

$2,553	$913	$508	$238	$1,231	$951	$390	$838	$935	$714
2,068	1,492	424	266	55	84	44	95	91	72
$170.745431	$30.094875	$122.549243	$13.321541	$22.643898	$9.176223	$13.775086	$13.135524	$25.765834	$17.948158
12	19	2	18	52	96	27	59	38	37
$170.745431	$30.094875	$122.549243	$13.321541	$22.643898	$9.176223	$13.775086	$13.135524	$25.765834	$17.948158
2	15	2	1	8	11	2	6	1	4
$170.745431	$30.094875	$122.549243	$13.321541	$22.643898	$9.176223	$13.775086	$13.135524	$25.765834	$17.948158
1	—	—	1	1	—	—	1	2	—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

3

Statements of Operations

Northwestern Mutual Variable Life Account II

For the Year Ended December 31, 2009

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Index 500 Stock Division
Investment income:
Income:
Dividend income	$8	$—	$8	$58

Net investment income	8	—	8	58

Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(33)	(525)	(29)	(171)
Realized gain distributions	—	—	—	58

Realized gains (losses)	(33)	(525)	(29)	(113)

Change in unrealized appreciation/depreciation of investments	241	1,221	138	654

Net increase (decrease) in net assets resulting from operations	$216	$696	$117	$599

	International Equity Division	Money Market Division	Select Bond Division	High Yield Bond Division
Investment income:
Income:
Dividend income	$136	$18	$109	$60

Net investment income	136	18	109	60

Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(409)	—	2	(17)
Realized gain distributions	60	—	—	—

Realized gains (losses)	(349)	—	2	(17)

Change in unrealized appreciation/depreciation of investments	1,131	—	49	207

Net increase (decrease) in net assets resulting from operations	$918	$18	$160	$250

The Accompanying Notes are an Integral Part of the Financial Statements.

4

Statements of Operations

Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division	Small Cap Value Division	International Growth Division

$34	$28	$3	$19	$4	$1	$10	$4

34	28	3	19	4	1	10	4

(80)	(53)	(135)	(102)	(13)	(59)	(107)	(140)
—	—	1	34	3	—	40	—

(80)	(53)	(134)	(68)	(10)	(59)	(67)	(140)

338	302	410	416	88	229	391	270

$292	$277	$279	$367	$82	$171	$334	$134

Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division

$20	$6	$5	$8	$1	$18	$30	$19

20	6	5	8	1	18	30	19

(36)	(5)	(28)	(37)	(22)	(48)	(46)	(7)
—	—	6	—	—	—	—	6

(36)	(5)	(22)	(37)	(22)	(48)	(46)	(1)

104	52	342	241	109	204	305	34

$88	$53	$325	$212	$88	$174	$289	$52

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

5

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Growth Stock Division		Focused Appreciation Division (a)
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$8	$4	$—	$5
Net realized gains (losses)	(33)	14	(525)	(31)
Net change in unrealized appreciation/ depreciation	241	(175)	1,221	(722)

Net increase (decrease) in net assets resulting from operations	216	(157)	696	(748)

Policy Transactions:
Policyowners’ net payments	339	246	1,495	548
Policy loans, surrenders and death benefits	(22)	(2)	(45)	—
Mortality and other (net)	(89)	(54)	(224)	(122)
Transfers from other divisions	1,516	685	8,233	4,185
Transfers to other divisions	(1,416)	(484)	(8,083)	(2,714)

Net increase (decrease) in net assets resulting from policy transactions	328	391	1,376	1,897

Net increase (decrease) in net assets	544	234	2,072	1,149

Net Assets:
Beginning of period	394	160	1,378	229

End of period	$938	$394	$3,450	$1,378

Units issued during the period	80	35	621	260
Units redeemed during the period	(67)	(22)	(543)	(168)

Net units issued (redeemed) during period	13	13	78	92

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$3	$2	$19	$13
Net realized gains (losses)	(134)	74	(68)	53
Net change in unrealized appreciation/ depreciation	410	(376)	416	(359)

Net increase (decrease) in net assets resulting from operations	279	(300)	367	(293)

Policy Transactions:
Policyowners’ net payments	223	310	249	238
Policy loans, surrenders and death benefits	(11)	(1)	(47)	—
Mortality and other (net)	(75)	(55)	(86)	(52)
Transfers from other divisions	6,221	2,917	5,945	3,278
Transfers to other divisions	(6,085)	(2,417)	(5,761)	(2,698)

Net increase (decrease) in net assets resulting from policy transactions	273	754	300	766

Net increase (decrease) in net assets	552	454	667	473

Net Assets:
Beginning of period	619	165	653	180

End of period	$1,171	$619	$1,320	$653

Units issued during the period	137	57	385	189
Units redeemed during the period	(130)	(46)	(363)	(154)

Net units issued (redeemed) during period	7	11	22	35

(a)	Division was renamed effective April 30, 2008. See note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.

6

Statements of Changes in Net Assets

Large Cap Core Stock Division		Index 500 Stock Division		Domestic Equity Division (a)		Equity Income Division (a)
Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

$8	$4	$58	$23	$34	$15	$28	$—
(29)	(9)	(113)	(65)	(80)	16	(53)	(24)
138	(99)	654	(351)	338	(249)	302	(191)

117	(104)	599	(393)	292	(218)	277	(215)

170	145	793	503	433	261	277	251
(16)	(3)	(78)	—	(27)	(11)	(26)	(2)
(56)	(33)	(175)	(89)	(125)	(66)	(68)	(46)
702	420	11,001	5,095	1,311	805	4,885	3,255
(623)	(240)	(10,411)	(4,472)	(1,103)	(464)	(4,670)	(2,927)

177	289	1,130	1,037	489	525	398	531

294	185	1,729	644	781	307	675	316

294	109	1,078	434	581	274	541	225

$588	$294	$2,807	$1,078	$1,362	$581	$1,216	$541

45	28	294	114	199	100	429	233
(37)	(14)	(265)	(95)	(145)	(53)	(392)	(200)

8	14	29	19	54	47	37	33

Mid Cap Value Division (a)		Small Cap Growth Stock Division		Small Cap Value Division (a)		International Growth Division
Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

$4	$—	$1	$—	$10	$3	$4	$6
(10)	(68)	(59)	31	(67)	38	(140)	(17)
88	12	229	(167)	391	(286)	270	(210)

82	(56)	171	(136)	334	(245)	134	(221)

132	76	309	203	295	246	275	147
(30)	(1)	(25)	(2)	(50)	(4)	(28)	(6)
(30)	(17)	(72)	(40)	(96)	(57)	(83)	(66)
1,509	822	1,168	661	6,343	3,618	989	695
(1,466)	(848)	(1,058)	(509)	(6,169)	(2,954)	(846)	(285)

115	32	322	313	323	849	307	485

197	(24)	493	177	657	604	441	264

237	261	316	139	774	170	429	165

$434	$237	$809	$316	$1,431	$774	$870	$429

133	62	81	38	451	227	104	55
(124)	(56)	(64)	(25)	(427)	(181)	(80)	(25)

9	6	17	13	24	46	24	30

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

7

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	International Equity Division (a)		Money Market Division
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$136	$58	$18	$54
Net realized gains (losses)	(349)	24	—	—
Net change in unrealized appreciation/ depreciation	1,131	(1,068)	—	—

Net increase (decrease) in net assets resulting from operations	918	(986)	18	54

Policy Transactions:
Policyowners’ net payments	1,062	990	6,827	10,226
Policy loans, surrenders and death benefits	(66)	—	(809)	(1)
Mortality and other (net)	(327)	(248)	(390)	(254)
Transfers from other divisions	10,046	5,634	9,902	2,577
Transfers to other divisions	(9,750)	(4,207)	(14,445)	(11,691)

Net increase (decrease) in net assets resulting from policy transactions	965	2,169	1,085	857

Net increase (decrease) in net assets	1,883	1,183	1,103	911

Net Assets:
Beginning of period	1,918	735	1,617	706

End of period	$3,801	$1,918	$2,720	$1,617

Units issued during the period	3,660	1,835	445	362
Units redeemed during the period	(3,331)	(1,308)	(418)	(341)

Net units issued (redeemed) during period	329	527	27	21

	Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$5	$1	$8	$5
Net realized gains (losses)	(22)	20	(37)	(5)
Net change in unrealized appreciation/ depreciation	342	(206)	241	(203)

Net increase (decrease) in net assets resulting from operations	325	(185)	212	(203)

Policy Transactions:
Policyowners’ net payments	516	280	276	168
Policy loans, surrenders and death benefits	(27)	(5)	(8)	(5)
Mortality and other (net)	(113)	(56)	(90)	(56)
Transfers from other divisions	1,836	584	1,224	933
Transfers to other divisions	(1,645)	(333)	(1,047)	(609)

Net increase (decrease) in net assets resulting from policy transactions	567	470	355	431

Net increase (decrease) in net assets	892	285	567	228

Net Assets:
Beginning of period	478	193	424	196

End of period	$1,370	$478	$991	$424

Units issued during the period	133	42	214	121
Units redeemed during the period	(101)	(20)	(167)	(78)

Net units issued (redeemed) during period	32	22	47	43

(a)	Division was renamed effective April 30, 2008. See note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.

8

Statements of Changes in Net Assets

Select Bond Division		High Yield Bond Division		Balanced Division		Asset Allocation Division
Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

$109	$36	$60	$32	$20	$2	$6	$2
2	(1)	(17)	(18)	(36)	34	(5)	5
49	(9)	207	(104)	104	(70)	52	(36)

160	26	250	(90)	88	(34)	53	(29)

972	481	102	117	195	60	67	79
(95)	(5)	(13)	(3)	(14)	—	(2)	—
(212)	(111)	(46)	(24)	(40)	(20)	(18)	(10)
3,833	1,318	3,897	1,782	1,609	417	169	124
(3,220)	(813)	(3,575)	(1,431)	(1,463)	(287)	(127)	(62)

1,278	870	365	441	287	170	89	131

1,438	896	615	351	375	136	142	102

1,150	254	401	50	167	31	112	10

$2,588	$1,150	$1,016	$401	$542	$167	$254	$112

30	13	161	82	16	4	23	15
(23)	(7)	(146)	(65)	(14)	(3)	(13)	(6)

7	6	15	17	2	1	10	9

Russell Aggressive Equity Division		Russell Non-US Division		Russell Real Estate Securities Division		Russell Core Bond Division
Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

$1	$2	$18	$—	$30	$7	$19	$8
(22)	(30)	(48)	(52)	(46)	(76)	(1)	3
109	(74)	204	(147)	305	(89)	34	(18)

88	(102)	174	(199)	289	(158)	52	(7)

118	94	268	245	313	212	127	101
(4)	—	(42)	(1)	(17)	(5)	(12)	(1)
(37)	(22)	(77)	(49)	(93)	(58)	(45)	(28)
447	486	1,391	1,276	1,101	601	1,082	918
(401)	(336)	(1,262)	(1,053)	(936)	(538)	(799)	(714)

123	222	278	418	368	212	353	276

211	120	452	219	657	54	405	269

207	87	424	205	400	346	325	56

$418	$207	$876	$424	$1,057	$400	$730	$325

51	43	157	113	77	31	74	67
(42)	(27)	(132)	(83)	(56)	(22)	(54)	(49)

9	16	25	30	21	9	20	18

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

9

Notes to Financial Statements

Northwestern Mutual Variable Life Account II

December 31, 2009

1. Organization — Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies. The Account began operations on January 31, 2007.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Effective April 30, 2008, the following Divisions of the Account were renamed:

Old Name	New Name
Janus Capital Appreciation Division	Focused Appreciation Division
Capital Guardian Domestic Equity Division	Domestic Equity Division
T. Rowe Price Equity Income Division	Equity Income Division
AllianceBernstein Mid Cap Value Division	Mid Cap Value Division
T. Rowe Price Small Cap Value Division	Small Cap Value Division
Franklin Templeton International Equity Division	International Equity Division

2. Significant Accounting Policies

A.	Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.	Investment Valuation — The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2009, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by unadjusted quoted prices in active markets for identical securities.

C.	Investment Income, Securities Transactions and Policy Dividends — Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Taxes — Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The variable life insurance policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

3. Purchases and Sales of Investments — Purchases and sales of the Funds’ shares for the year ended December 31, 2009 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$468	$135
Focused Appreciation	1,703	324
Large Cap Core Stock	286	103
Index 500 Stock	1,534	290
Domestic Equity	715	184
Equity Income	530	96
Mid Cap Growth Stock	378	98
Index 400 Stock	502	147
Mid Cap Value	186	62
Small Cap Growth Stock	436	110
Small Cap Value	536	158
International Growth	436	121
International Equity	1,623	456
Money Market	7,406	6,306
Select Bond	1,718	322
High Yield Bond	495	70
Balanced	377	69
Asset Allocation	115	20
Fidelity VIP Mid Cap	731	153
Russell Multi-Style Equity	479	118
Russell Aggressive Equity	172	47
Russell Non-U.S.	425	129
Russell Real Estate Securities	534	135
Russell Core Bond	438	60

4. Expenses and Related Party Transactions — A deduction for mortality and expense risks is determined monthly and paid to Northwestern Mutual. The mortality

10

Notes to Financial Statements

Notes to Financial Statements

risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

A deduction for the mortality and expense risks for Custom Variable Universal Life policies is determined at an annual rate of 0.35% of the amount invested in the Account for the Policy for the first ten Policy years, 0.20% for the next ten Policy years and 0.05% thereafter. A deduction for the mortality and expense risks for Executive Variable Universal Life policies is determined at an annual rate of 0.20% of the amounts invested in the Account for the Policy for the first ten Policy years, and 0.10% thereafter. A deduction for the mortality and expense risks for Survivorship Variable Universal Life Policies is determined at an annual rate of 0.05% of the amount invested in the Account for the Policy. These charges are reflected as a reduction in units and are included in Mortality and Other in the accompanying financial statements.

Additional mortality costs are determined monthly and are paid to Northwestern Mutual to cover the cost of providing insurance protection for the first ten Policy years on all Survivorship Variable Universal Life policies based on the age of the insured individuals at the time the policy is issued.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses and taxes.

5. Subsequent Events

Management has evaluated events subsequent to December 31, 2009 through February 18, 2010, the date these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2009 that require disclosure or adjustment to the financial statements at that date or for the period then ended.

6. Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Growth Stock
Year Ended 12/31/09	31	$29.365924	$938	1.18%	0.05% to 0.35%	37.17%
Year Ended 12/31/08	18	$21.408736	$394	1.25%	0.05% to 0.35%	(38.86%)
Period Ended 12/31/07	5	$35.015115	$160	0.56%	0.05% to 0.35%	6.96%
Focused Appreciation
Year Ended 12/31/09	181	$19.088595	$3,450	0.00%	0.05% to 0.35%	42.47%
Year Ended 12/31/08	103	$13.397864	$1,378	0.44%	0.05% to 0.35%	(40.01%)
Period Ended 12/31/07	11	$22.333276	$229	0.03%	0.05% to 0.35%	24.83%
Large Cap Core Stock
Year Ended 12/31/09	25	$23.449551	$588	1.89%	0.05% to 0.35%	29.33%
Year Ended 12/31/08	17	$18.131181	$294	1.79%	0.05% to 0.35%	(38.74%)
Period Ended 12/31/07	3	$29.597322	$109	0.68%	0.05% to 0.35%	7.29%
Index 500 Stock
Year Ended 12/31/09	55	$50.989051	$2,807	2.95%	0.05% to 0.35%	26.40%
Year Ended 12/31/08	26	$40.340674	$1,078	2.36%	0.05% to 0.35%	(36.94%)
Period Ended 12/31/07	7	$63.972521	$434	0.79%	0.05% to 0.35%	3.90%
Domestic Equity
Year Ended 12/31/09	120	$11.370681	$1,362	3.63%	0.05% to 0.35%	29.52%
Year Ended 12/31/08	66	$ 8.778981	$581	3.27%	0.05% to 0.35%	(38.49%)
Period Ended 12/31/07	19	$14.273423	$274	1.30%	0.05% to 0.35%	(7.25%)
Equity Income
Year Ended 12/31/09	83	$14.595160	$1,216	3.12%	0.05% to 0.35%	24.58%
Year Ended 12/31/08	46	$11.715261	$541	0.03%	0.05% to 0.35%	(35.81%)
Period Ended 12/31/07	13	$18.250431	$225	3.74%	0.05% to 0.35%	1.79%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

Notes to Financial Statements

11

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Mid Cap Growth Stock
Year Ended 12/31/09	21	$57.953082	$1,171	0.28%	0.05% to 0.35%	32.09% (2)
Year Ended 12/31/08	14	$43.872392	$619	0.36%	0.05% to 0.35%	(40.08%)
Period Ended 12/31/07	3	$73.219863	$165	0.70%	0.05% to 0.35%	16.04%
Index 400 Stock
Year Ended 12/31/09	65	$ 20.535699	$1,320	1.86%	0.05% to 0.35%	37.00%
Year Ended 12/31/08	43	$ 14.989442	$653	1.84%	0.05% to 0.35%	(36.28%)
Period Ended 12/31/07	8	$ 23.522236	$180	1.15%	0.05% to 0.35%	4.18%
Mid Cap Value
Year Ended 12/31/09	28	$ 15.242180	$434	1.23%	0.05% to 0.35%	23.24%
Year Ended 12/31/08	19	$ 12.367958	$237	0.00%	0.05% to 0.35%	(35.07%)
Period Ended 12/31/07	13	$ 19.047672	$261	2.24%	0.05% to 0.35%	(2.40%)
Small Cap Growth Stock
Year Ended 12/31/09	34	$ 23.577314	$809	0.30%	0.05% to 0.35%	31.17%
Year Ended 12/31/08	17	$ 17.974245	$316	0.20%	0.05% to 0.35%	(43.87%)
Period Ended 12/31/07	4	$ 32.021844	$139	0.05%	0.05% to 0.35%	7.25%
Small Cap Value
Year Ended 12/31/09	78	$ 18.466637	$1,431	0.88%	0.05% to 0.35%	28.18%
Year Ended 12/31/08	54	$ 14.406429	$774	0.41%	0.05% to 0.35%	(28.13%)
Period Ended 12/31/07	8	$ 20.045927	$170	0.44%	0.05% to 0.35%	(3.25%)
International Growth
Year Ended 12/31/09	61	$ 14.361577	$870	0.67%	0.05% to 0.35%	23.16%
Year Ended 12/31/08	37	$ 11.660588	$429	1.92%	0.05% to 0.35%	(46.19%)
Period Ended 12/31/07	7	$ 21.668250	$165	0.80%	0.05% to 0.35%	11.73%
International Equity
Year Ended 12/31/09	1,000	$ 3.803991	$3,801	4.86%	0.05% to 0.35%	33.11% (2)
Year Ended 12/31/08	671	$ 2.857743	$1,918	3.21%	0.05% to 0.35%	(43.78%)
Period Ended 12/31/07	144	$ 5.083451	$735	1.28%	0.05% to 0.35%	16.27%
Money Market
Year Ended 12/31/09	66	$ 41.258586	$2,720	0.70%	0.05% to 0.35%	0.76% (2)
Year Ended 12/31/08	39	$ 40.947848	$1,617	2.64%	0.05% to 0.35%	2.76%
Period Ended 12/31/07	18	$ 39.847990	$706	4.37%	0.05% to 0.35%	4.83%
Select Bond
Year Ended 12/31/09	15	$170.745431	$2,588	5.68%	0.05% to 0.35%	9.37%
Year Ended 12/31/08	8	$156.116892	$1,150	4.95%	0.05% to 0.35%	3.26%
Period Ended 12/31/07	2	$151.194364	$254	2.93%	0.05% to 0.35%	6.30%
High Yield Bond
Year Ended 12/31/09	34	$ 30.094875	$1,016	8.52%	0.05% to 0.35%	45.39%
Year Ended 12/31/08	19	$ 20.699102	$401	9.45%	0.05% to 0.35%	(21.35%)
Period Ended 12/31/07	2	$ 26.317469	$50	3.22%	0.05% to 0.35%	1.55%
Balanced
Year Ended 12/31/09	4	$122.549243	$542	5.28%	0.05% to 0.35%	21.43%
Year Ended 12/31/08	2	$100.918470	$167	1.48%	0.05% to 0.35%	(22.72%)
Period Ended 12/31/07	1	$130.596514	$31	3.37%	0.05% to 0.35%	5.24%
Asset Allocation
Year Ended 12/31/09	20	$ 13.321541	$254	3.15%	0.05% to 0.35%	27.09%
Year Ended 12/31/08	10	$ 10.482012	$112	2.90%	0.05% to 0.35%	(30.13%)
Period Ended 12/31/07	1	$ 15.001132	$10	1.00%	0.05% to 0.35%	8.25%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have been 31.99% for the Mid Cap Growth Stock Division, 32.39% for the International Equity Division and 0.61% for the Money Market Division.

12

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Fidelity VIP Mid Cap
Year Ended 12/31/09	61	$ 22.643898	$1,370	0.54%	0.05% to 0.35%	39.75%
Year Ended 12/31/08	29	$ 16.202990	$478	0.26%	0.05% to 0.35%	(39.61%)
Period Ended 12/31/07	7	$ 26.828755	$193	0.61%	0.05% to 0.35%	13.55%
Russell Multi-Style Equity
Year Ended 12/31/09	107	$ 9.176223	$991	1.17%	0.05% to 0.35%	31.40%
Year Ended 12/31/08	60	$ 6.983334	$424	1.27%	0.05% to 0.35%	(40.56%)
Period Ended 12/31/07	17	$ 11.749485	$196	0.66%	0.05% to 0.35%	8.54%
Russell Aggressive Equity
Year Ended 12/31/09	29	$13.775086	$418	0.50%	0.05% to 0.35%	31.39%
Year Ended 12/31/08	20	$10.483725	$207	1.09%	0.05% to 0.35%	(42.92%)
Period Ended 12/31/07	4	$18.365962	$87	0.38%	0.05% to 0.35%	1.32%
Russell Non-U.S.
Year Ended 12/31/09	66	$13.135524	$876	2.83%	0.05% to 0.35%	26.49%
Year Ended 12/31/08	41	$10.384851	$424	0.00%	0.05% to 0.35%	(42.41%)
Period Ended 12/31/07	11	$18.032632	$205	4.62%	0.05% to 0.35%	9.17%
Russell Real Estate Securities
Year Ended 12/31/09	41	$25.765834	$1,057	4.34%	0.05% to 0.35%	28.94%
Year Ended 12/31/08	20	$19.982226	$400	1.85%	0.05% to 0.35%	(36.68%)
Period Ended 12/31/07	11	$31.559603	$346	3.89%	0.05% to 0.35%	(22.64%)
Russell Core Bond
Year Ended 12/31/09	41	$17.948158	$730	4.73%	0.05% to 0.35%	15.81%
Year Ended 12/31/08	21	$15.497865	$325	3.63%	0.05% to 0.35%	(3.57%)
Period Ended 12/31/07	3	$16.070912	$56	6.26%	0.05% to 0.35%	7.35%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

Notes to Financial Statements

13

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Policy Owners of Northwestern Mutual Variable Life Account II

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account II and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Index 500 Stock Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Small Cap Value Division, International Growth Division, International Equity Division, Money Market Division, Select Bond Division, High Yield Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Real Estate Securities Division, and Russell Core Bond Division at December 31, 2009, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2009 with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds, provide a reasonable basis for our opinion.

February 18, 2010

14

Report of Independent Registered Public Accounting Firm

Northwestern Mutual®

P.O. Box 3095
Milwaukee, WI 53201-3095

PRSRT BPM
US POSTAGE
PAID
NORTHWESTERN
MUTUAL

This booklet contains information about the Northwestern Mutual variable insurance products and the mutual funds identified on the front cover. The mutual funds correspond with the investment divisions available under the variable insurance product ("Product"). **The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the mutual fund prospectuses, which contain detailed information about mutual fund investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed below. You should read and carefully consider this information before you invest or send money.** The mutual fund reports are prepared from the books and records of the funds. Discussions of investment performance in the reports represent the views of the funds' portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and is accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA's Web site at www.finra.org or by contacting the FINRA BrokerCheck Hotline at 800-289-9999.

The Northwestern Mutual Life Insurance Company (Northwestern Mutual), 1-866-424-2609, www.northwesternmutual.com

Product Distributor: **Northwestern Mutual Investment Services, LLC (NMIS)**, Suite 600, 611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC

The Northwestern Mutual
Life Insurance Company · Milwaukee,WI
www.northwesternmutual.com

90-1899 (0786) (REV 0110)